Related parties disclosure - Equity method of investments (Details)	Dec. 31, 2025	Jun. 27, 2025
WeCan Group AG | Non-related party
Related parties
Ownership interest	31.87%	31.87%
Quantix Edge Security, S.L | Non-related party
Related parties
Ownership interest	5.00%
WISeSat.Space Corp | Related party
Related parties
Ownership interest	8.08%